Net debt - Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net debt
Carrying value	$ 5,408	$ 4,619
Effect of discounting	844	484
Undiscounted value	6,252	5,103
Pound sterling
Net debt
Carrying value	1,265	1,153
Euro
Net debt
Carrying value	1,243	1,093
US dollar
Net debt
Carrying value	2,860	2,362
Other currencies
Net debt
Carrying value	40	11
Less than one year
Net debt
Undiscounted value	1,461	1,565
Between 1 and 5 years
Net debt
Undiscounted value	3,573	2,314
More than five years
Net debt
Undiscounted value	$ 1,218	$ 1,224